Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Fair Value, Separate Account Investment [Line Items]
Affiliated transactions		$ 660.8	$ 707.1
Third party		2,714.4	2,817.7
Letters of credit / guarantees(1)		172.0	471.3
Total restricted assets (excluding illiquid assets)		3,547.2	3,996.1
Other Investments	[1]	209.3	221.3
Total restricted assets and illiquid assets		$ 3,756.5	$ 4,217.4
Total as percent of invested assets		50.20%	59.40%

[1]	Other investments includes related party investments of $23.9 million (2022 — $25.3 million) in Apollo Real Estate Fund and $15.9 million (2022 — $12.7 million) in Apollo Origination Partnership.